                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza FL 2
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel T. Phipps
         -------------------------------
Title:   CFO
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel T. Phipps            Boston, MA           8/8/08
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   54
                                        --------------------

Form 13F Information Table Value Total:              177,952
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

COLUMN 1                       COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6     COLUMN 7         COLUMN 8
                                                           VALUE    SHS OR SH / PUT / INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP (X$1000)   PRN AMT PRN   CALL DISCRETION MANAGERS      SOLE SHARED  NONE
ADTRAN INC                     COM            00738A106    4,196   176,000  SH              SOLE            176,000      0     0
AEROPOSTALE                    COM            007865108    3,133   100,000  SH              SOLE            100,000      0     0
ALEXION PHARMACEUTICALS INC    COM            015351109    2,378    32,800  SH              SOLE             32,800      0     0
ALIGN TECHNOLOGY INC           COM            016255101    4,085   389,460  SH              SOLE            389,460      0     0
APPLE INC                      COM            037833100    5,526    33,000  SH              SOLE             33,000      0     0
APPLE INC                      COM            037833100    7,535       450  SH  CALL        SOLE                450      0     0
AUXILIUM PHARMACEUTICALS INC   COM            05334D107    1,345    40,000  SH              SOLE             40,000      0     0
BJ SVCS CO                     COM            05548J106    2,051    53,000  SH              SOLE             53,000      0     0
BAUER EDDIE HOLDINGS INC       COM            071625107       18     4,388  SH              SOLE              4,388      0     0
BIOSANTE PHARMACEUTICALS INC   COM NEW        09065V203      142    30,000  SH              SOLE             30,000      0     0
BROADCOM CORP                  CL A           111320107    5,922   217,000  SH              SOLE            217,000      0     0
CAVIUM NETWORKS INC            COM            14965A101    1,352    64,400  SH              SOLE             64,400      0     0
CEPHEID INC                    COM            15670R107    3,156   112,240  SH              SOLE            112,240      0     0
CHILDREN'S PLACE RETAIL STORES COM            168905107    1,825    50,555  SH              SOLE             50,555      0     0
CURIS INC                      COM            231269101    1,831 1,254,289  SH              SOLE          1,254,289      0     0
CYPRESS SEMICONDUCTOR CORP     COM            232806109    3,341   135,000  SH              SOLE            135,000      0     0
DSW INC                        CL A           23334L102    1,555   132,000  SH              SOLE            132,000      0     0
DATA DOMAIN INC                COM            23767P109    2,426   104,000  SH              SOLE            104,000      0     0
DR REDDYS LABS LTD             ADR            256135203      780    50,000  SH              SOLE             50,000      0     0
EQUINIX INC                    COM NEW        29444U502    8,030    90,000  SH              SOLE             90,000      0     0
F5 NETWORKS INC                COM            315616102    8,100   285,000  SH              SOLE            285,000      0     0
FIRST SOLAR INC                COM            336433107    8,185       300  SH  CALL        SOLE                300      0     0
GENENTECH INC                  COM NEW        368710406    4,554       600  SH  CALL        SOLE                600      0     0
GENENTECH INC                  COM NEW        368710406    4,706    62,000  SH              SOLE             62,000      0     0
GILEAD SCIENCES INC            COM            375558103    3,918    74,000  SH              SOLE             74,000      0     0
GOOGLE INC                     CL A           38259P508    6,580       125  SH  CALL        SOLE                125      0     0
INFINERA CORPORATION           COM            45667G103    1,750   198,400  SH              SOLE            198,400      0     0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR  456788108      956    22,000  SH              SOLE             22,000      0     0
INTUITIVE SURGICAL INC         COM NEW        46120E602    5,388       200  SH  CALL        SOLE                200      0     0
JUNIPER NETWORKS INC           COM            48203R104    4,939   222,700  SH              SOLE            222,700      0     0
LATTICE SEMICONDUCTOR CORP     COM            518415104    3,330 1,063,891  SH              SOLE          1,063,891      0     0
MERCK & CO INC                 COM            589331107    2,337    62,000  SH              SOLE             62,000      0     0
MIDDLEBROOK PHARMA INC         COM            596087106      878   259,700  SH              SOLE            259,700      0     0
NETLOGIC MICRSYS               COM            64118B100    1,519    45,755  SH              SOLE             45,755      0     0
NUVASIVE                       COM            670704105    2,233    50,000  SH              SOLE             50,000      0     0
PETSMART INC                   COM            716768106    2,993   150,000  SH              SOLE            150,000      0     0
PFIZER INC                     COM            717081103    4,455   255,000  SH              SOLE            255,000      0     0
REGENERON PHARMACEUTICALS INC  COM            75886F107    3,249   225,000  SH              SOLE            225,000      0     0

RIVERBED TECH INC              COM            768573107    5,351   390,000  SH              SOLE            390,000      0     0
SAVIENT PHARMACEUTICALS INC    COM            80517Q100    2,187    86,438  SH              SOLE             86,438      0     0
SCHERING PLOUGH CORP           COM            806605101    4,529   230,000  SH              SOLE            230,000      0     0
SEQUENOM INC                   COM NEW        817337405      570    35,700  SH              SOLE             35,700      0     0
SIGMA DESIGNS INC              COM            826565103    2,778     2,000  SH   PUT        SOLE              2,000      0     0
SKYWORKS SOLUTIONS INC         COM            83088M102    3,158   320,000  SH              SOLE            320,000      0     0
SUNPOWER CORP                  Cl A           867652109    7,198     1,000  SH  CALL        SOLE              1,000      0     0
SWITCH AND DATA INC            COM            871043105      807    47,524  SH              SOLE             47,524      0     0
TJX COS INC NEW                COM            872540109    2,203    70,000  SH              SOLE             70,000      0     0
TATA COMMUNICATIONS LTD        SPONS ADR      876564105      892    50,000  SH              SOLE             50,000      0     0
UNDER ARMOUR INC               Cl A           904311107    2,308       900  SH   PUT        SOLE                900      0     0
UNDER ARMOUR INC               Cl A           904311107    3,205     1,250  SH   PUT        SOLE              1,250      0     0
UNDER ARMOUR INC               Cl A           904311107    1,923       750  SH   PUT        SOLE                750      0     0
URBAN OUTFITTERS INC           COM            917047102      936    30,000  SH              SOLE             30,000      0     0
VMWARE INC                     Cl A           928563402    4,524       840  SH   PUT        SOLE                840      0     0
VERTEX PHARMACEUTICALS INC     COM            92532F100    4,686   140,000  SH              SOLE            140,000      0     0